SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
2024	$ 274,500	$ 549,000
2025	549,000	549,000
2026	503,250	503,250
Total future minimum lease payments	1,326,750	1,601,250
Less imputed interest	(48,493)	(69,886)
Maturities of lease liabilities	$ 1,278,257	$ 1,531,364	$ 2,026,343